Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Values of Derivatives, Balance Sheet Classification
The following table provides the fair values of the Company’s derivatives:

	Fair Value
Balance Sheet Classification	March 31, 2013	December 31, 2012
	(in thousands)
Derivatives:
Warrants	$4,043	$3,964
Other Assets, Net	$4,043	$3,964

Effect of Derivatives on Consolidated Statements of Operations
The following table provides the effect of the Company’s derivatives on the Consolidated Statements of Operations:

	Three Months Ended March 31,
		2013	2012
Derivatives	I.	II.
		(in thousands)
Warrants	Other Income (Expense)	$79	$1,048

I.	Classification of Gain (Loss) Recognized in Income (Loss) on Derivative
II.	Amount of Gain (Loss) Recognized in Income (Loss) on Derivative